Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest income:
Loans, including fees	$ 18,005	$ 17,559	$ 14,645
Taxable securities	2,888	2,475	2,267
Tax-exempt securities	451	418	465
Other interest income	30	17	2
Total interest income	21,374	20,469	17,379
Interest expense:
Deposits	2,129	1,811	1,677
Securities sold under agreements to repurchase	31	5	5
Short-term borrowings	295	94	63
Long-term debt	369	328	275
Other interest bearing liabilities	31	30	22
Total interest expense	2,855	2,268	2,042
Net interest income	18,519	18,201	15,337
Provision for loan losses	439	466	502
Net interest income after provision for loan losses	18,080	17,735	14,835
Non-interest income:
Customer service fees	1,747	1,736	1,563
Debit card fee income	1,120	1,044	866
Earnings on bank-owned life insurance and annuities	352	371	378
Trust fees	446	454	396
Commissions from sales of non-deposit products	173	223	347
Income from unconsolidated subsidiary	167	222	238
Fees derived from loan activity	267	232	187
Mortgage banking income	214	158	190
Gain on sales and calls of securities	512	218	13
Gain on sales of loans		113
Gain from life insurance proceeds		364	98
Other non-interest income	294	283	229
Total non-interest income	5,292	5,418	4,505
Non-interest expense:
Employee compensation expense	7,159	6,883	6,095
Employee benefits	2,837	2,301	1,816
Occupancy	1,173	1,137	1,039
Equipment	711	661	519
Data processing expense	1,751	1,807	1,589
Director compensation	241	238	192
Professional fees	571	539	430
Taxes, other than income	463	437	368
FDIC Insurance premiums	334	375	318
Loss (gain) on sales of other real estate owned	(8)	150	(14)
Amortization of intangibles	67	105	51
Amortization of investment in low-income housing partnership	612	479	479
Merger and acquisition expense	13	347	1,806
Other non-interest expense	1,851	1,719	1,511
Total non-interest expense	17,775	17,178	16,199
Income before income taxes	5,597	5,975	3,141
Provision for income taxes	1,060	819	83
Net income	$ 4,537	$ 5,156	$ 3,058
Earnings per share
Basic	$ 0.95	$ 1.07	$ 0.72
Diluted	0.95	1.07	0.72
Cash dividends declared per share	$ 0.88	$ 0.88	$ 0.88
Weighted average basic shares outstanding	4,765,165	4,801,245	4,240,319
Weighted average diluted shares outstanding	4,775,505	4,802,175	4,241,265